Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Termination of Mining Leases

On September 20, 2024, FGR-BPL, the previous leaseholder of the Bogoso Prestea Mine, received a notice of termination of mining leases (the “Commission Notice”) from the Minerals Commission of Ghana (the “Minerals Commission”) alleging violations of the related leases. After the Commission Notice, the Minerals Commission formed an Interim Management Committee (“IMC”), and the IMC assumed managerial control of the mine site. On November 12, 2024, contrary to Section 27(5) of the Minerals and Mining Act, the Minister for Lands and Natural Resources purportedly granted the mine to Heath Goldfields. BGHL and the Previous Leaseholder, pursuant to the Minerals and Mining Act 2006 (Act 703) (the “Mining Act”), actively dispute the contents and legality of the Commission Notice and the appointment of an IMC and the grant of the mine to Heath Goldfields.

On October 14, 2024, BGL delivered notice to the Republic of Ghana requesting settlement of BGL’s dispute pursuant to the Agreement between the Government of the United Kingdom of Great Britain and Northern Ireland and the Government of the Republic of Ghana for the Promotion and Protection of Investments, signed in Accra on March 22, 1989 and entered into force on October 25, 1991 (“UK-Ghana BIT”). On April 2, 2025, BGHL served a notice of arbitration on the Republic of Ghana to commence international arbitration proceedings against the Republic of Ghana pursuant to Article 10 of the UK-Ghana BIT. On June 6, 2025, the Republic of Ghana submitted its response to the notice of arbitration in which it contested jurisdiction and disputed the validity and merits of BGL’s claims and agreed to have a three-person tribunal hear the dispute and for it to be administered by an arbitral institution (the Permanent Court of Arbitration in The Hague). On December 8, 2025 a three-person tribunal was constituted. On February 19, 2026, the arbitral tribunal and parties to the arbitration attended an inaugural procedural conference, which focused on establishing the procedural framework of the arbitration.

Pending the resolution of the dispute, BGHL has been advised by Kimathi & Partners, Corporate Attorneys (“Kimathi & Partners”), its legal counsel in Ghana, that pursuant to Section 27(5) of the Mining Act, the mineral right, its term and area held in the Bogoso Prestea Mine at the time of the Commission Notice, shall continue without diminution until thirty days after the resolution of the dispute.

On December 18, 2024, the Company filed an application for judicial review with The High Court of Justice (Commercial Division) (the “High Court”) requesting that the court grant an order returning the managerial control of the Bogoso Prestea Mines to BGBPL and FGRBPL.

On December 18, 2024, the Company also filed an Injunction Application pending the court’s determination of the application for judicial review. Under the Injunction Application, the Company sought to prohibit the respondents, which include the IMC and the Ghanaian Minister of Lands and Natural Resources, from (1) taking possession or control of the Bogoso Prestea Mines, (2) requesting parliamentary approval of any mining lease over the Bogoso Prestea Mines, and (3) taking any steps related to approving the transfer of the Bogoso Prestea Mines.

On December 23, 2024, the Economic and Organised Crimes Office (“EOCO”) commenced an investigation into alleged fraud connected with the attempted acquisition of the Bogoso Prestea Mines by Heath Goldfields Limited. In accordance with its powers set forth in Section 33 of the Economic and Organised Crime Act, 2010 (Act 804) and their pending investigation, EOCO froze the attempted acquisition by Heath Goldfields Limited of the Bogoso Prestea Mines pending the completion of their investigation.

On January 27, 2025, the Company filed an Application For Contempt of Court with the High Court alleging that the IMC’s continued control, possession, and management of the Bogoso Prestea Mines and engagement with Heath Goldfields Limited for the purposes of handing over the Bogoso Prestea Mines to Heath Goldfields Limited was in violation of the judicial review application and injunction application that were served upon them, thus contemptuous.

On February 10, 2025, the EOCO dismissed its preliminary investigation into the transactions between Heath Goldfields and the Minerals Commission following allegations of falsification of official documents due to insufficient evidence.

On March 20, 2025, the High Court dismissed Heath Goldfields Limited’s application to strike the Company’s judicial review application as without merit. The High Court also dismissed the Company’s judicial review application to quash the decision of the Minister of Lands and Natural Resources and stated that the Company and FGR did not properly invoke the jurisdiction of the court.

On July 5, 2025, the Ministry of Lands and Natural Resources issued a stop work notice to Heath Goldfields on the Bogoso-Prestea Mine giving them 120 days to remedy all breaches and carry out essential services.

On November 18, 2025, the Supreme Court of Ghana dismissed an application for an order for certiorari filed by FGRBPL and BGBPL. The ruling was not on the merits of Blue Gold’s claim but rather responding to a procedural question about whether the High Court had properly denied itself jurisdiction to consider the first application for judicial review before it.

On December 30, 2025, Heath Goldfields released a public statement claiming that the Minerals Commission and Environmental Protection Authority have issued operating permits for the Bogoso Prestea Mine to them.

On January 12, 2026, the High Court upheld a preliminary legal objection filed by the Attorney-General against the injunction application pending the determination of the Human Rights Application. The High Court was of the view that an order for injunction was not necessary and accordingly struck out the injunction application.

On February 23, 2026, the Company announced that it has withdrawn its suits pending before the Courts of Ghana to concentrate its legal efforts and resources on the ongoing international arbitration proceedings.

In the event the arbitration outcome or any of these actions is favorable to the existing mining leases, successful mine development, infrastructure construction, and mineral production is dependent on obtaining all necessary consents, approvals, licenses, and funding for a successful design, construction, and operation of efficient mining, processing, and transportation facilities. No assurance can be given that we will be able to resolve the lease dispute or obtain all necessary consents, approvals licenses, and funding in a timely manner, or at all. If the outcome of the arbitration is unfavorable, it will adversely affect the value of BGL’s business. Delays or difficulties in obtaining a favorable arbitration outcome or in obtaining relevant approvals, may interfere with future mining operations or plans of BGL, which will materially impact our business and financial position in the future.

Due to the uncertainty surrounding the outcome of the lease dispute with the Government of Ghana, and the possibility that the mining leases may not be returned to BGBPL, there is a material uncertainty that BGL will be able to undertake its business plan to restart the Bogoso Prestea mine. If the Company is not successful with its arbitration proceedings with the Republic of Ghana, the leases may be relinquished which will reduce the mineral rights value reflected in BGL’s balance sheet to zero.

Royal Gold Stream Agreement

An obligation for the transfer of mining assets under the Purchase Agreement is the assumption by BGBPL of the previous leaseholder’s stream agreement with RGLD Gold AG (“Royal Gold”). Royal Gold has the right to purchase 5.5% of payable gold produced from the Bogoso Prestea Mine. The cash purchase price for gold is 30% of the spot price of gold per ounce delivered.

Gold Advance Payment Purchase Agreements

In August 2024, BGL signed a Gold Advance Payment Purchase Agreement (“GAPPA”) with Gerald Metals SARL (“Gerald”), whereby, subject to satisfying several conditions precedent, Gerald will make advance payments of up to an aggregate of $25,000,000 to fund restart costs. All advance payment amounts, plus interest accruing and compounding daily at 7% plus three-month SOFR per annum, are required to be prepaid 24 months after the date of the first advance payment disbursement. Until such time as all such amounts are paid in full, Gerald is granted a first ranking perfected security interest over all of BGBPL’s assets, including real property, machinery, and equipment, its mining license, each with regard to the Bogoso Prestea mine, and certain other assets. In consideration of the advance payment, BGBPL will sell 100% of the total material produced at the Bogoso and Prestea site to Gerald for a period of 60 months after the offtake commencement date at a discount as defined in the agreement. The total amount of material sold will be no less than 760,000 oz of gold, delivered pursuant to a prescribed delivery schedule, and such 60 month period can be extended until such amount is delivered. Pursuant to the GAPPA, Gerald was also granted a right of first refusal to participate in the development funding of certain future projects. In addition, the GAPPA includes an undertaking that Blue Gold Limited will become a party to the GAPPA. The GAPPA gives Gerald the option to convert the advance payment, or part thereof, into shares and warrants of Blue Gold Limited. Under Tranche A, $15.0 million of advance payment could be converted to Blue Gold Limited shares up to 10 business days after Listing. The conversion price into BGL shares will be calculated on the basis of a conversion into BGL shares at $0.43 cents and then applying the BCA conversion into BGL shares achieved by BGL at the time of the Listing. Each share is paired with a warrant as part of Tranche A, giving the right to purchase shares at the listing price (cash exercise) for a period of 24 months following the date of issue of the warrants. Under Tranche B, $10.0 million of advance payment can be converted to Blue Gold Limited shares for a period of 24 months after the first disbursement of the advance payment. Under Tranche B, Gerald can elect to convert on the earlier of (i) the Listing; or (ii) during the first calendar month of commercial production. If the conversion under Tranche B takes place prior to Listing, the conversion price shall be 100 cents per share in BGL, if the conversion is after Listing, the conversion price shall be the initial listing price. Each share is paired with a warrant as part of Tranche B giving the right to purchase shares at the listing price (cash exercise) for a period of (i) 24 months following the date of issue of the warrants if they elect to exercise Tranche B prior to the Listing, or on the IPO date, or within 12 months following the date of last disbursement of the Advance Payment, or (ii) 12 months if Gerald elects to convert after the 12 Month following the date of last disbursement of the Advance Payment. Furthermore, the GAPPA gives Gerald the right, for the duration of the agreement, to two Board seats on BGL and BGBPL.

Mining Equipment Supply Framework Agreement

In September 2024, BG-BPL signed a Mining Equipment Supply Framework Agreement with Attachy, whereby Attachy will procure certain goods and equipment necessary for the restart of the Bogoso Prestea mine, up to a total value of $8.0 million. BG-BPL must repay to Attachy the equipment purchase price plus a mark-up of 30% of such price. Repayment of the purchase price and mark-up amount will commence three months after an equipment purchase and will be repaid over seven equal monthly installments. There were no purchases under this agreement during the years ended December 31, 2025 and 2024.

Purchase Agreement for the Mampon Gold and Copper Mining Lease in Ghana

On September 17, 2025, the Company entered into a conditional Agreement for the Purchase of the Mampon Gold and Copper Mining Lease (“Mampon”) in Ghana (the “Mampon Purchase Agreement”) with FGR Bogoso Prestea Limited (“FGRBPL”) to acquire up to a 90% interest in the company that will own Mampon (the “License-Holding Company”) located in Ghana’s Ashanti Gold Belt. The closing conditions include requirements to comply with Ghana regulation, including the transfer of a 10% ownership interest in the License-Holding Company to the Government of Ghana. FGRBPL will receive two payment tranches.

First Tranche: Subject to closing conditions, including the approval of the licensing assignment by all relevant parties, including the government of Ghana, being met, the Company will pay $15 million to FGRBPL for a 50% stake in a Special Purpose Vehicle to be established which will own the License-Holding Company (“SPV”). The consideration will be paid by issuing 750,000 Class A ordinary shares of the Company, to FGRBPL. Following the expiry of ninety (90) consecutive trading days immediately after the First Tranche Completion, the number of First Tranche Consideration Shares shall be adjusted as follows:

●	if the VWAP Price over that period is less than $20.00 but not less than $10.00, the Company will issue additional Class A Ordinary Shares to the FGRBPL as is necessary to ensure that the aggregate value of the First Tranche Consideration Shares (calculated by reference to the VWAP Price) equals $15 million;

●	if the VWAP Price is equal to or greater than $20.00, no additional Class A ordinary shares shall be issued and the First Tranche Consideration Shares shall be the 750,000 Class A ordinary shares; and

●	if the VWAP Price is less than $10.00, the maximum number of First Tranche Consideration Shares to be issued shall be 1,500,000 Class A ordinary shares.

Second Tranche: Structured as an option exercisable by the Company between 12 and 18 months following the date of the Purchase Agreement, whereby independently verified resource upgrades in accordance with the standards of Regulation S-K 1300 of the Securities Act of 1933, as amended, above the base resource will be paid for by the Company by issuing shares in accordance with the following value:

●	Up to $55 per ounce of gold (capped at 6 million ounces);

●	Up to $50 per ton of copper (capped at 4 million tons); and

if the option is exercised, FGR BPL will transfer the remaining 50% stake in the SPV to the Company.

Loan Facility

On November 4, 2025, the Company entered into a Loan Agreement with City First Capital Pty Ltd (“City First”) that provides for a loan facility in the aggregate principal amount of AUD$100 million, available in full, subject to the satisfaction of certain conditions precedent, including but not limited to, evidence to the Lender’s satisfaction of the resolution of the dispute over the Bogoso and Prestea mining lease between the Company and the Government of Ghana. The loan will be used exclusively to restart the Bogoso and Prestea mine, including any associated working capital costs.

The loan matures on November 3, 2029. The loan is subject to a 24% per annum interest rate, or AUD$6,000,000, to be paid quarterly. We may elect to repay the loan in whole or in part prior to maturity, subject to a termination fee equal to 6 months interest payable, to be paid on the quarterly interest payment date. On November 17, 2025, the loan agreement was amended to (1) amend the cancellation provision of the loan agreement to state that either party may cancel the loan agreement prior to drawdown with no further financial obligation to the other party, other than the Establishment Fee, if the Conditions Precedent have not been met by December 16, 2025, and (2) to amend the definition of the Establishment Fee to be 250,000 Class A ordinary shares of the Company due upon signing of the Amendment but settled no later than December 1, 2025.

On December 16, 2025, the loan agreement was further amended to (1) amend the cancellation provision of the loan agreement to state that either party may cancel the loan agreement prior to drawdown with no further financial obligation to the other party, other than the Establishment Fee, if the Conditions Precedent have not been met by December 31, 2025, and, to insert that a registration statement incorporating the Establishment Shares will be filed no later than December 31, 2025.

The loan agreement contains customary affirmative and restrictive covenants and representations and warranties. We are bound by certain affirmative covenants setting forth actions that are required during the term of the loan agreement, including, without limitation, (i) the use of the loan for the Authorized Purpose, (ii) maintenance of all required consents, authorizations and similar approvals to carry on our business, (iii) notification of City First of any event of default under the loan agreement, (iv) delivery of information concerning any litigation, arbitration or similar disputes and (v) compliance with the terms of the loan agreement. Additionally, we are bound by certain restrictive covenants setting forth actions that are not permitted to be taken during the term of the loan agreement, including, without limitation, (i) commencement of any insolvency, liquidation, bankruptcy or similar actions, without the consent of City First and (ii) refrainment from any actions that prejudice any part of the loan agreement or any related agreement. Upon the occurrence of an event of default, the Lender may, among other things, accelerate the Company’s obligations under the loan agreement (including all obligations for principal, interest and additional interest payable in the event of default, as described in the loan agreement, and any applicable prepayment premiums).

On December 1, 2025, 250,000 shares Class A ordinary shares were issued under this agreement with a fair value of $1,037,500 and recorded in additional paid in capital. At December 31, 2025, there were no drawdowns under this agreement.

Ordinary Share Purchase Agreement and Registration Rights Agreement

On August 29, 2025, the Company entered into an Ordinary Share Purchase Agreement with Tumim Stone Capital LLC (the “Ordinary Share SPA”), pursuant to which the Company may sell up to an aggregate $75 million of newly issued Class A ordinary shares (the “VWAP Purchase Shares”) to an investor at the Company’s option, subject to certain conditions, at a price per share equal to (i) 0.97 multiplied by the lowest daily VWAP of the Class A ordinary shares during the applicable VWAP Purchase Valuation Period (as defined in the Ordinary Share SPA), provided that the parties to the Ordinary Share SPA may mutually agree to a different price if a Form F-3 is being used to register the VWAP Purchase Shares. In consideration for entering into the Ordinary Share SPA, on September 3, 2025, the Company issued to the investor 69,419 Class A ordinary shares (the “Commitment Shares”).

Also on August 29, 2025, the Company entered into a Registration Rights Agreement with the investor requiring the Company to register for resale the VWAP Purchase Shares and the Commitment Shares. The Registration Rights Agreement requires the Company to prepare and file a registration statement with the SEC within 30 calendar days after the date of the Registration Rights Agreement to register the resale of the VWAP Purchase Shares and the Commitment Shares and cause such registration statement to be effective within 60 calendar days after the date of the Registration Rights Agreement, if the registration statement is subject to review by the SEC, and if the Company has been notified by the SEC that the registration statement will not be reviewed by the SEC, within 15 trading days after such notification.

On November 24, 2025, the parties amended the Ordinary Share SPA to provide that at the Company’s option, the Company may sell the VWAP Purchase Shares either (i) at a price per share equal to (x) 0.95, multiplied by (y) the lower of (A) the Closing Sale Price on the applicable Trading Day and (B) the VWAP on the applicable Trading Day during a one- (1-) day VWAP Purchase Valuation Period (as defined in the Ordinary Share SPA) or (ii) at a price per share equal to (x) 0.97, multiplied by (y) the lowest VWAP of the Class A ordinary shares during a three- (3-) day VWAP Purchase Valuation Period.

Additionally, the VWAP Purchase Maximum Amount (as defined in the Ordinary Share SPA) was amended to mean (a) with respect to a VWAP Purchase made pursuant to Section 3.1 where the VWAP Purchase Valuation Period consists of one (1) Trading Day, such number of Class A ordinary shares equal to the lower of: (i) the product (rounded up or down to the nearest whole number) obtained by multiplying (A) the daily trading volume in the Class A ordinary shares on the Trading Market (or Eligible Market, as applicable) on the applicable VWAP Purchase Exercise Date for such VWAP Purchase by (B) 0.20; and (ii) the quotient obtained by dividing (A) $2,000,000, by (B) the VWAP on the VWAP Purchase Exercise Date, and (b) with respect to a VWAP Purchase made pursuant to Section 3.1 where the VWAP Purchase Valuation Period consists of three (3) Trading Days, such number of Class A ordinary shares equal to the lower of (i) the product (rounded up or down to the nearest whole number) obtained by multiplying (A) the daily trading volume in the Class A ordinary shares on the Trading Market (or Eligible Market, as applicable) on the applicable VWAP Purchase Exercise Date for such VWAP Purchase by (B) 0.40; and (ii) the quotient obtained by dividing (A) $3,000,000, by (B) the VWAP on the VWAP Purchase Exercise Date (in each case to be appropriately adjusted for any reorganization, recapitalization, non-cash dividend, stock split, reverse stock split or other similar transaction during the applicable period); provided however, that the investor may waive this limit if Form F-3 is being used to register the Registrable Securities (as defined in the Registration Rights Agreement). All capitalized terms not defined in this paragraph shall have the meanings ascribed to them in the Ordinary Share SPA, as amended.

The Ordinary Share SPA gives rise to freestanding equity-linked financial instruments, including (i) the Class A Ordinary Shares to be issued pursuant to VWAP Purchase Notices, (ii) the commitment fee obligation and (iii) the VWAP Purchase mechanism. Each component represents a share-issuance obligation that is evaluated as an equity-linked contract. The instruments are not within the scope of ASC 480 because they are not mandatorily redeemable, do not embody an obligation to repurchase the Company’s equity shares.

The Company issued the 69,419 Commitment Shares on September 3, 2025 with a fair value of $669,893 on issuance date recorded in additional paid in capital. For the year ended December 31, 2025, the Company issued 466,631 Class A ordinary shares pursuant to the Ordinary Share SPA. At December 31, 2025, the fair value of liability is recorded in equity-linked share issuance liability on the accompanying 2025 balance sheet.

Shareholder Actions

On July 28, 2025, RCF VII Sponsors LLC, the former sponsor of Perception Capital Corp. IV, and S&R Capital Ltd. (together, “Plaintiffs”) filed an originating summons against the Company in the Grand Court of the Cayman Islands (the “Court”). Plaintiffs seek a declaration that the Class A ordinary shares received in exchange for Perception shares are unrestricted shares, as such term is defined in the Company’s Memorandum and Articles of Association (the “Pending Action”). The Company believes this claim has no merit and intends to vigorously defend against it. This claim poses a reasonable possibility of loss to the Company, but the Company is unable to reasonably estimate an amount or range of reasonably possible loss at this time.

On August 29, 2025, the Company filed a Form 6-K to provide its notice and proxy statement related to the extraordinary general meeting of shareholders (the “EGM”) that was scheduled to be held on September 8, 2025. Subsequently, the Plaintiffs filed an application for an interim injunction with the Court (the “Injunction Proceeding”) to prevent the Company from holding such EGM. The Injunction Proceeding was brought before the Court ex parte by the Plaintiffs.

On September 5, 2025, the Court issued an interim injunction in favor of the Plaintiffs. On September 10, 2025, the Company filed a Form 6-K disclosing that the directors of the Company have determined to postpone the EGM indefinitely. Following a hearing on September 22 and 23, 2025, the Court ordered the conversion of the originating summons proceedings to a writ action and gave directions for the exchange of full pleadings and further evidence, leading to a trial of preliminary issues which was heard on November 20, 2025 and November 21, 2025. In addition, at this hearing, the Court also heard arguments from the parties in relation to whether to continue, discharge or vary the injunction. At the end of the hearing, the Court reserved judgment and the Company is currently awaiting the Court’s judgment.

Gold Sale and Purchase Agreement

On December 1, 2025, Blue Goldmine FZCO, a wholly-owned subsidiary of Blue Gold Limited, organized and existing under the laws of United Arab Emirates (the “Buyer”), entered into a Sale and Purchase Agreement (the “Agreement”) with Hudson Dunes FZCO, a company incorporated and existing under the laws of the United Arab Emirates (“Hudson Dunes”), which establishes a framework under which Hudson Dunes shall make available to the Buyer, on a call-off basis, up to one million (1,000,000) troy ounces of gold over the duration of the Agreement. The purchase price will be determined as a product of the net weight multiplied by the purity and LBMA Fix (as defined within the Agreement). The payment to Hudson Dunes is due within two business days in the form of cleared funds or USDC (or any other mutually acceptable digital currency).

The Agreement also provides that Hudson Dunes shall make available to the Buyer a $100 million secured funding facility to finance purchases under this agreement. Gold financed under the facility will be subject to a first-ranking lien over the gold in favor of Hudson Dunes. Hudson Dunes will receive 50% of the profit margin generated from onward sale or tokenization of such financed gold as repayment for the amount borrowed under the secured funding facility.

Entry into Trading Facility Agreement

On December 1, 2025, Blue Goldmine FZCO entered into a $15,000,000 gold trading facility agreement (the “Facility”) with Hudson Dunes and BGL, to finance the purchase and sale of gold on a transactional and revolving basis. Pursuant to the Facility, the Borrower may utilize the funds to finance specific gold trades that meet agreed eligibility criteria. The Facility bears interest at a rate per annum equal to the Lender’s cost of finance for the Facility (expected to be approximately SOFR plus 4%). The positive margins generated from gold trades will be shared between the Borrower and Hudson Dunes on a 2:1 basis, whereby two parts will be allocated to the Borrower and one part will be allocated to Hudson Dunes.

The obligations under the Facility are secured by a corporate guarantee provided by BGL to repay amounts owed by the Borrower under the Facility in excess of the Cash Collateral Contribution. The Borrower will provide to Hudson Dunes a cash collateral of $5 million (the “Cash Collateral Contribution”). The Facility contains customary conditions precedent, covenants, including reporting requirements pertaining to gold trades.

The Facility will be available from the date that the Cash Collateral Contribution is paid to Hudson Dunes and until the earlier of (i) December 31, 2026 and (ii) termination in accordance with the terms of the Facility. On January 12, 2026, the Facility was amended to include Blue Gold Holdings Limited as an additional Borrower alongside Blue Goldmine FZCO, and to amend the Cash Collateral Contribution to be ‘up to’ $5,000,000, and, the Facility to be three (3) times the Cash Collateral Contribution up to a maximum of $15,000,000.